Share-Based Compensation - Schedule Of Share Based Payment Award Stock Options Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Risk-free interest rate minimum	1.10%	1.60%	2.90%
Risk-free interest rate maximum	1.80%	2.10%	3.10%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range minimum	52.20%	54.90%	53.70%
Expected volatility range maximum	56.40%	58.10%	54.30%
Exercise multiple			2.20
Contractual life	10 years	10 years	10 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Exercise multiple	2.80	2.80
Minimum [Member]
Property, Plant and Equipment [Line Items]
Exercise multiple	2.20	2.20